Shareholders' Equity (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock
Total shares repurchased	3,749	6,333	103
Total value of shares repurchased	$ 25,415,000	$ 46,989,000	$ 851,000
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings	21,128,000	22,913,000	67,474,000
Share Repurchases
Repurchase of common stock, authorized amount	750,000,000
Repurchase of common stock, remaining authorization	73,511,000
Dividends
Dividends declared per share (in dollars per share)	$ 0.2	$ 0.20	$ 0.62
Payment of dividends	21,128,000	22,913,000	67,474,000
One Communications Corp
Class of Stock
Shares returned from the One Communications escrow fund and recorded as treasury stock (in shares)	422	233	0
Shares returned from the One Communications escrow fund, value	$ 3,154,000	$ 1,852,000	$ 0